UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21327

Dreyfus Manager Funds II
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	11/30/12

FORM N-CSR

Item 1.                        Reports to Stockholders.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
9	Comparing Your Fund’s Expenses With Those of Other Funds
10	Statement of Investments
25	Statement of Assets and Liabilities
26	Statement of Operations
27	Statement of Changes in Net Assets
29	Financial Highlights
34	Notes to Financial Statements
47	Report of Independent Registered Public Accounting Firm
48	Important Tax Information
49	Proxy Results
50	Board Members Information
52	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus
Balanced Opportunity Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Balanced Opportunity Fund, covering the 12-month period from December 1, 2011, through November 30, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Despite pronounced weakness across most financial markets during the spring of 2012, stocks and higher yielding bonds generally advanced over the past year as investors responded to encouraging macroeconomic developments throughout the world. Employment gains in the United States, credible measures to prevent a more severe banking crisis in Europe, and the likelihood of a “soft landing” for China’s economy buoyed investor sentiment, as did aggressively accommodative monetary policies from central banks in the United States, Europe, Japan and China. Consequently, U.S. stocks across all capitalization ranges posted double-digit returns and bonds produced more modest gains, on average, for the reporting period.

In light of the easy monetary policies adopted by many countries, we expect global growth to be slightly more robust in 2013 than in 2012.The U.S. economic recovery is likely to persist at subpar levels over the first half of the new year, as growth may remain constrained by uncertainties surrounding fiscal policy and tax reforms. However, resolution of these issues may prompt corporate decision-makers to increase capital spending, which could have positive implications for the U.S. economy and financial markets later in the year.As always, we encourage you to stay in touch with your financial advisor as new developments unfold.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
December 17, 2012

DISCUSSION OF FUND PERFORMANCE

For the reporting period of December 1, 2011, through November 30, 2012, as provided by Keith Stransky, Brian Ferguson, Sean Fitzgibbon and David Bowser, Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended November 30, 2012, Dreyfus Balanced Opportunity Fund’s Class A shares, Class C shares, Class I shares, Class J shares and Class Z shares produced total returns of 12.50%, 11.58%, 12.75%, 12.67% and 12.34%, respectively.1 In comparison, the fund’s benchmark, a blended index composed of 60% Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”) and 40% Barclays U.S. Aggregate Bond Index, produced an 11.87% total return for the same period.2 Separately, the S&P 500 Index and the Barclays U.S.Aggregate Bond Index produced total returns of 16.11% and 5.51%, respectively, for the same period.

Improving economic sentiment generally drove prices of stocks and higher yielding bonds higher. The fund’s Class A, Class I, Class J, and Class Z shares produced higher returns than the blended benchmark, as strong results from fixed-income investments and an overweighting in equities more than offset an in-line result of its stock portfolio.

The Fund’s Investment Approach

The fund seeks high total return, including capital appreciation and current income, through a diversified mix of stocks and fixed-income securities.When allocating assets, we assess the relative return and risk of each asset class, general economic conditions, anticipated future changes in interest rates and the general outlook for stocks.

Among stocks, we strive to create a broadly diversified portfolio that includes a blend of growth and value stocks. Using quantitative and fundamental research, we look for companies with leading market positions, competitive or technological advantages, high returns on equity and assets, good growth prospects, attractive valuations and strong management teams.

The fund normally invests between 25% and 50% of its assets in fixed-income securities that, at the time of purchase, are rated investment grade (Baa/BBB or higher) or the non-rated equivalent as determined by Dreyfus. We may invest up to 5% of the

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

fixed-income portfolio in securities rated below investment grade (but not lower than B) and up to 10% in bonds from foreign issuers.

Improved Investor Sentiment Sparked Rallies

The reporting period began in the wake of major declines in most financial markets, resulting in attractive valuations across several asset classes in December 2011. By early 2012, U.S. stocks and higher yielding bonds were rallying amid domestic employment gains and a quantitative easing program in Europe. Investors grew more tolerant of risks, focusing more on underlying fundamentals and less on macroeconomic developments.

These positive influences were called into question during the spring, when the U.S. labor market’s rebound slowed and measures designed to relieve fiscal pressures in Europe encountered resistance. However, investor sentiment soon improved when several major central banks announced measures to stimulate their economies. In the United States, the Federal Reserve Board extended Operation Twist in June and embarked on a third round of quantitative easing in September. In July, the European Central Bank signaled its commitment to supporting the euro, followed by plans to buy distressed debt from some of the European Union’s more troubled members.

U.S. investors also were cheered by improving economic data.The unemployment rate fell from 8.2% at the end of May to 7.7% at the end of November, U.S. GDP growth accelerated from an annualized rate of 1.3% for the second quarter to an estimated 2.7% for the third quarter, and housing markets showed long-awaited signs of recovery.These positive developments drove stock prices broadly higher.

Constructive Posture Buoyed Fixed-Income Returns

The fund’s relative performance for the reporting period was buoyed by its bond portfolio, where overweighted exposure to investment-grade corporate bonds and favorable security selections among corporate- and mortgage-backed securities bolstered returns. Underweighted exposure to the longer end of the market’s maturity range in early 2012 also supported results.

Although the fund’s stock portfolio participated significantly in the market’s gains, relative performance was undermined by shortfalls in the information technology and financials sectors.Videogame developer Electronic Arts was hurt by the disappointing launch of a new multi-player game, and insurer Genworth Financial disappointed investors when it proved unable to spin off its Australian business. In addition, the fund did not own some of the large, diversified financial institutions that led the financials sector higher.

The fund achieved better results through an underweighted position in the lagging utilities sector and through strong stock selections in the consumer discretionary sector. Media companies benefited from elevated advertising spending in an election year, and homebuilders rebounded along with U.S. housing markets.

Positioned for Economic Growth

We have been encouraged by recently positive economic data, which could help drive further gains for stocks and some bond market sectors.Therefore, we have retained a generally constructive investment posture in the bond portfolio, and in the equity portfolio we have found a number of opportunities in the consumer discretionary, information technology and health care sectors, but fewer among energy companies.

December 17, 2012

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures for Classes A, C and I shares provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect through April 1, 2013, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, Class A, C and I returns would have been lower.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance.The Barclays U.S.Aggregate Bond Index is a widely accepted, unmanaged total return index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities and asset-backed securities with an average maturity of 1-10 years. Investors cannot invest directly in any index.

The Fund 5

FUND PERFORMANCE

†	Source: Lipper Inc.

Past performance is not predictive of future performance.

The above graph compares a $10,000 investment made in each of the Class A, Class C, Class I, Class J and Class Z shares of Dreyfus Balanced Opportunity Fund on 11/30/02 to a $10,000 investment made in the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500 Index”) and the Barclays U.S.Aggregate Bond Index (the “Barclays Index”) on that date.All dividends and capital gain distributions are reinvested.

On January 30, 2004, Dreyfus Balanced Opportunity Fund (the “fund”) commenced operations after all of the assets of another mutual fund advised by the fund's sub-investment adviser were transferred to the fund in exchange for Class J shares of the fund in a tax-free reorganization. Class J and Z shares are closed to new investors.The fund offers Class A, C and I shares, which are subject to different sales charges and expenses.The performance figures for Class A, Class C, Class I and Class Z shares in the line graph above include the performance of the predecessor fund and reflect current sales loads and distribution expenses in effect since the reorganization date.

The fund’s performance shown in the line graph above takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses on all classes.The S&P 500 Index is a widely accepted, unmanaged index of U.S. stock market performance.The Barclays Index is a widely accepted, unmanaged index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities, and asset-backed securities with an average maturity of 1-10 years. Unlike a mutual fund, the indices are not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

Average Annual Total Returns as of 11/30/12
	1	Year	5 Years	10 Years
Class A shares
with maximum sales charge (5.75%)	6.04%		0.66%	3.87%
without sales charge	12.50%		1.86%	4.49%
Class C shares
with applicable redemption charge†	10.58%		1.07%	3.79%
without redemption	11.58%		1.07%	3.79%
Class I shares	12.75%		2.14%	4.69%
Class J shares	12.67%		2.02%	4.68%
Class Z shares	12.34%		1.87%	4.55%
Standard & Poor’s 500
Composite Stock Price Index	16.11%		1.34%	6.35%
Barclays U.S. Aggregate Bond Index	5.51%		6.04%	5.41%

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.The performance figures for Class A, Class C, Class I and Class Z shares shown in the table include the performance of the predecessor fund and reflect current sales loads and distribution expenses in effect since the reorganization date.

† The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

The Fund 7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Balanced Opportunity Fund from June 1, 2012 to November 30, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended November 30, 2012

	Expenses paid	Ending value
	per $1,000†	(after expenses)
Class A	$6.25	$1,084.80
Class C	$10.14	$1,080.10
Class J	$5.47	$1,085.30
Class I	$4.95	$1,085.90
Class Z	$6.56	$1,084.00

† Expenses are equal to the fund’s annualized expense ratio of 1.20% for Class A, 1.95% for Class C, 1.05% for
Class J, .95% for Class I and 1.26% for Class Z, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended November 30, 2012

	Expenses paid		Ending value
	per $1,000	†	(after expenses)
Class A	$6.06		$1,019.00
Class C	$9.82		$1,015.25
Class J	$5.30		$1,019.75
Class I	$4.80		$1,020.25
Class Z	$6.36		$1,018.70

† Expenses are equal to the fund’s annualized expense ratio of 1.20% for Class A, 1.95% for Class C, 1.05% for
Class J, .95% for Class I and 1.26% for Class Z, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

The Fund 9

STATEMENT OF INVESTMENTS

November 30, 2012

	Coupon	Maturity	Principal
Bonds and Notes—31.0%	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Ctfs./
Auto Receivables—1.5%
Ally Auto Receivables Trust,
Ser. 2010-1, Cl. B	3.29	3/15/15	315,000	[a]	324,410
Americredit Automobile Receivables
Trust, Ser. 2010-3, Cl. B	2.04	9/8/15	230,000		232,936
Americredit Automobile Receivables
Trust, Ser. 2010-1, Cl. C	5.19	8/17/15	275,000		287,249
CarMax Auto Owner Trust,
Ser. 2010-1, Cl. B	3.75	12/15/15	75,000		77,491
Chrysler Financial Auto
Securitization Trust,
Ser. 2010-A, Cl. D	3.52	8/8/16	165,000		165,821
Ford Credit Auto Owner Trust,
Ser. 2010-A, Cl. C	3.22	3/15/16	310,000		320,961
Santander Drive Auto Receivables
Trust, Ser. 2012-4, Cl. B	1.83	3/15/17	540,000		546,050
Santander Drive Auto Receivables
Trust, Ser. 2012-6, Cl. C	1.94	3/15/18	480,000		480,573
Santander Drive Auto Receivables
Trust, Ser. 2010-3, Cl. B	2.05	5/15/15	95,000		95,612
Santander Drive Auto Receivables
Trust, Ser. 2010-2, Cl. B	2.24	12/15/14	100,000		100,726
Santander Drive Auto Receivables
Trust, Ser. 2012-3, Cl. C	3.01	4/16/18	320,000		330,456
Santander Drive Auto Receivables
Trust, Ser. 2010-B, Cl. C	3.02	10/17/16	330,000	[a]	336,456
Santander Drive Auto Receivables
Trust, Ser. 2011-1, Cl. C	3.11	5/16/16	435,000		448,603
					3,747,344
Asset-Backed Ctfs./Equipment—.2%
CNH Equipment Trust,
Ser. 2010-B, Cl. B	3.12	2/15/17	395,000		405,051
Asset-Backed Ctfs./
Home Equity Loans—.0%
Ameriquest Mortgage Securities,
Ser. 2003-11, Cl. AF6	5.61	1/25/34	76,213	[b]	77,790

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Commercial Mortgage
Pass-Through Ctfs.—1.7%
American Tower Trust,
Ser. 2007-1A, Cl. AFX	5.42	4/15/37	225,000	[a]	232,405
Banc of America Merrill Lynch
Commercial Mortgage,
Ser. 2004-6, Cl. A5	4.81	12/10/42	575,000		614,519
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-T22, Cl. A4	5.57	4/12/38	275,000	[b]	313,436
Bear Stearns Commercial Mortgage
Securities, Ser. 2007-PW17,
Cl. AAB	5.70	6/11/50	266,000		283,202
Bear Stearns Commercial Mortgage
Securities, Ser. 2007-T28, Cl. A4	5.74	9/11/42	175,000	[b]	209,814
Citigroup Commercial Mortgage
Trust, Ser. 2012-GC8, Cl. A4	3.02	9/10/45	330,000		347,620
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. E	2.48	3/6/20	560,000	[a,b]	562,540
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2011-C3, Cl. A4	4.72	2/15/46	445,000	[a]	523,913
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2006-CB14, Cl. ASB	5.51	12/12/44	79,958	[b]	84,889
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2009-IWST, Cl. C	7.45	12/5/27	435,000	[a,b]	538,217
TIAA Seasoned Commercial Mortgage
Trust, Ser. 2007-C4, Cl. A3	5.58	8/15/39	391,450	[b]	415,087
Wachovia Bank Commercial Mortgage
Trust, Ser. 2005-C16, Cl. A2	4.38	10/15/41	3,518		3,517
					4,129,159
Consumer Discretionary—1.2%
AutoZone,
Sr. Unscd. Notes	3.70	4/15/22	165,000		175,081
Comcast,
Gtd. Notes	6.50	11/15/35	135,000		175,342

The Fund 11

STATEMENT OF INVESTMENTS (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Consumer Discretionary (continued)
Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	355,000	[a]	433,101
CVS Pass-Through Trust,
Pass Thru Certificates Notes	8.35	7/10/31	553,649	[a]	778,313
Hutchison Whampoa International
(12) (II), Gtd. Notes	2.00	11/8/17	300,000	[a]	301,548
NBCUniversal Media,
Sr. Unscd. Notes	5.15	4/30/20	240,000		286,111
News America,
Gtd. Notes	6.65	11/15/37	175,000		225,886
Staples,
Gtd. Notes	9.75	1/15/14	170,000		185,981
Time Warner
Gtd. Debs	6.10	7/15/40	75,000		92,689
Time Warner,
Gtd. Notes	3.40	6/15/22	225,000		235,433
Time Warner,
Gtd. Notes	5.88	11/15/16	76,000		89,557
					2,979,042
Consumer Staples—.4%
Altria Group,
Gtd. Notes	4.25	8/9/42	90,000		89,769
Altria Group,
Gtd. Notes	10.20	2/6/39	60,000		101,415
Mondelez International,
Sr. Unscd. Notes	6.88	2/1/38	180,000		248,215
SABMiller Holdings,
Gtd. Notes	4.95	1/15/42	200,000	[a]	231,926
Walgreen,
Sr. Unscd. Notes	1.00	3/13/15	330,000		330,688
					1,002,013
Energy—1.0%
Enterprise Products Operating,
Gtd. Notes	4.45	2/15/43	110,000		109,180
Enterprise Products Operating,
Gtd. Notes, Ser. N	6.50	1/31/19	205,000		259,766
EQT,
Sr. Unscd. Notes	8.13	6/1/19	225,000		281,511

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Energy (continued)
Hess,
Sr. Unscd. Notes	5.60	2/15/41	105,000	123,998
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	6.55	9/15/40	205,000	258,777
Pemex Project Funding Master
Trust, Gtd. Bonds	6.63	6/15/35	405,000	514,350
Petrobras International Finance,
Gtd. Notes	5.38	1/27/21	200,000	225,918
Petrobras International Finance,
Gtd. Notes	6.75	1/27/41	137,000	173,924
Transocean,
Gtd. Notes	2.50	10/15/17	150,000	150,968
Williams Partners,
Sr. Unscd. Notes	3.35	8/15/22	285,000	291,374
Williams Partners,
Sr. Unscd. Notes	6.30	4/15/40	60,000	73,995
				2,463,761
Financial—4.9%
ACE INA Holdings,
Gtd. Notes	5.80	3/15/18	45,000	55,172
Allstate,
Sr. Unscd. Debs	6.75	5/15/18	220,000	277,694
AON,
Gtd. Notes	3.50	9/30/15	165,000	174,464
Bank of America,
Sr. Unscd. Notes	5.63	7/1/20	570,000	674,012
Bank of America,
Sr. Unscd. Notes	5.70	1/24/22	445,000	542,322
Capital One Bank USA,
Sub. Notes	8.80	7/15/19	250,000	339,025
Cincinnati Financial,
Sr. Unscd. Notes	6.13	11/1/34	169,000	196,985
Citigroup,
Sr. Unscd. Notes	4.50	1/14/22	605,000	681,930
Citigroup,
Sr. Unscd. Notes	6.13	5/15/18	230,000	275,582
Duke Realty,
Sr. Unscd. Notes	6.75	3/15/20	20,000	24,242

The Fund 13

STATEMENT OF INVESTMENTS (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Financial (continued)
Duke Realty,
Sr. Unscd. Notes	8.25	8/15/19	195,000		250,092
ERAC USA Finance,
Gtd. Notes	7.00	10/15/37	210,000	[a]	270,625
Federal Realty Investment Trust,
Sr. Unscd. Bonds	5.65	6/1/16	260,000		294,381
Ford Motor Credit,
Sr. Unscd. Notes	4.21	4/15/16	265,000		281,886
General Electric Capital,
Sr. Unscd. Notes	2.30	4/27/17	495,000		512,033
General Electric Capital,
Sr. Unscd. Notes	6.88	1/10/39	295,000		401,653
Goldman Sachs Group,
Sr. Unscd. Notes	5.25	7/27/21	230,000		263,464
Goldman Sachs Group,
Sr. Unscd. Notes	5.75	1/24/22	125,000		148,644
Harley-Davidson Funding,
Gtd. Notes	5.75	12/15/14	475,000	[a]	520,732
Health Care REIT,
Sr. Unscd. Notes	5.13	3/15/43	235,000		232,086
Healthcare Realty Trust,
Sr. Unscd. Notes	5.13	4/1/14	255,000		267,654
HSBC Holdings,
Sr. Unscd. Notes	4.00	3/30/22	295,000		324,844
JPMorgan Chase & Co.,
Sr. Unscd. Notes	4.50	1/24/22	420,000		476,070
Lincoln National,
Sr. Unscd. Notes	8.75	7/1/19	205,000		272,363
MetLife,
Sr. Unscd. Notes	7.72	2/15/19	180,000		237,193
Morgan Stanley,
Sr. Unscd. Notes	3.80	4/29/16	100,000		104,250
Morgan Stanley,
Sr. Unscd. Notes	5.30	3/1/13	30,000		30,333
Morgan Stanley,
Sr. Unscd. Notes	5.50	1/26/20	105,000		117,243
Morgan Stanley,
Sr. Unscd. Notes	5.50	7/28/21	225,000		257,755

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Financial (continued)
PNC Bank,
Sub. Notes	6.88	4/1/18	250,000		315,152
Principal Financial Group,
Gtd. Notes	8.88	5/15/19	205,000		280,416
Prudential Financial,
Sr. Unscd. Notes	5.38	6/21/20	410,000		482,077
Prudential Financial,
Sr. Unscd. Notes	6.20	11/15/40	380,000		465,763
Rabobank Nederland,
Bank Gtd. Notes	3.95	11/9/22	250,000		253,879
Regency Centers,
Gtd. Notes	5.88	6/15/17	205,000		238,952
Royal Bank of Scotland Group,
Sr. Unscd. Notes	2.55	9/18/15	225,000		230,384
Santander US Debt,
Bank Gtd. Notes	3.72	1/20/15	400,000	[a]	401,464
US Bancorp,
Sub. Notes	2.95	7/15/22	250,000		256,469
WEA Finance,
Gtd. Notes	7.13	4/15/18	135,000	[a]	166,842
Willis North America,
Gtd. Notes	6.20	3/28/17	215,000		246,307
Willis North America,
Gtd. Notes	7.00	9/29/19	245,000		294,387
					12,136,821
Foreign/Governmental—.4%
Korea Finance,
Sr. Unscd. Notes	2.25	8/7/17	280,000		284,017
Province of Quebec Canada,
Unscd. Notes	4.60	5/26/15	85,000		93,691
Republic of Korea,
Sr. Unscd. Notes	7.13	4/16/19	100,000		131,736
Slovenian Government,
Sr. Unscd. Notes	5.50	10/26/22	385,000	[a]	385,154
					894,598
Health Care—.1%
Watson Pharmaceuticals,
Sr. Unscd. Notes	4.63	10/1/42	100,000		105,987

The Fund 15

STATEMENT OF INVESTMENTS (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Health Care (continued)
WellPoint,
Sr. Unscd. Notes	1.25	9/10/15	260,000		262,499
					368,486
Industrial—.1%
Xerox,
Sr. Unscd. Notes	5.63	12/15/19	185,000		208,922
Materials—.3%
Dow Chemical,
Sr. Unscd. Notes	4.13	11/15/21	210,000		229,125
Teck Resources,
Gtd. Notes	6.25	7/15/41	65,000		74,407
Vale Overseas,
Gtd. Notes	4.38	1/11/22	215,000		228,798
Vale,
Sr. Unscd. Notes	5.63	9/11/42	185,000		200,699
					733,029
Municipal Bonds—.2%
Los Angeles Department of Water
and Power, Revenue (Build
America Bonds)	5.72	7/1/39	120,000		148,770
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue (Build America Bonds)	6.09	11/15/40	10,000		12,978
Metropolitan Transportation
Authority, Revenue (Build
America Bonds)	6.55	11/15/31	225,000		281,849
New York City,
GO (Build America Bonds)	5.99	12/1/36	135,000		172,812
					616,409
Residential Mortgage
Pass-Through Ctfs.—.0%
Credit Suisse First Boston
Mortgage Securities,
Ser. 2005-6, Cl. 1A2	0.48	7/25/35	98,964	[b]	82,016
Telecommunications—.5%
Cellco Partnership/Verizon
Wireless Capital, Sr. Unscd. Notes	8.50	11/15/18	150,000		207,867
Telecom Italia Capital,
Gtd. Notes	7.00	6/4/18	450,000		509,063

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Telecommunications (continued)
Telecom Italia Capital,
Gtd. Notes	7.18	6/18/19	65,000		74,425
Telefonica Emisiones,
Gtd. Notes	5.46	2/16/21	560,000		569,800
					1,361,155
U.S. Government Agencies—2.8%
Federal Home Loan Mortgage Corp.,
Notes	4.88	6/13/18	855,000 [c]		1,041,324
Federal National Mortgage
Association, Notes	0.88	12/20/17	2,305,000 [c]		2,321,764
Federal National Mortgage
Association, Notes	1.55	10/29/19	745,000 [c]		746,399
Federal National Mortgage
Association, Notes	1.55	10/29/19	765,000 [c]		766,822
Federal National Mortgage
Association, Notes	1.63	10/26/15	495,000 [c]		512,926
Federal National Mortgage
Association, Notes	1.70	10/4/19	770,000 [c]		772,002
Federal National Mortgage
Association, Notes	1.70	11/13/19	740,000 [c]		743,081
					6,904,318
U.S. Government Agencies/
Mortgage-Backed—8.1%
Federal Home Loan Mortgage Corp.:
3.50%, 12/1/41—3/1/42			2,081,186	[c]	2,251,280
5.00%, 4/1/39			990,499	[c]	1,101,112
5.50%, 4/1/22—1/1/36			758,718	[c]	821,565
Federal National Mortgage Association:
3.00%, 5/1/42—10/1/42			3,429,051	[c]	3,622,495
3.50%, 12/1/41—8/1/42			3,859,741	[c]	4,165,046
4.00%, 1/1/41—12/1/41			4,382,690	[c]	4,720,493
4.50%, 2/1/39			212,840	[c]	229,482
5.00%, 8/1/20—7/1/39			1,774,795	[c]	1,977,298
5.50%, 9/1/34—5/1/40			529,983	[c]	596,497
6.00%, 10/1/37—5/1/39			502,897	[c]	558,971
8.00%, 3/1/30			136	[c]	140
Government National Mortgage Association I;
5.50%, 4/15/33			72,528		81,172
					20,125,551

The Fund 17

STATEMENT OF INVESTMENTS (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Government Securities—7.0%
U.S. Treasury Bonds:
3.88%, 8/15/40			2,105,000	[d]	2,591,781
4.63%, 2/15/40			160,000	[d]	221,250
U.S. Treasury Notes:
0.13%, 7/31/14			1,540,000		1,537,113
0.63%, 12/31/12			8,290,000	[d]	8,293,888
0.63%, 1/31/13			1,100,000		1,101,118
1.75%, 5/31/16			1,785,000		1,869,091
2.13%, 5/31/15			1,475,000	[d]	1,542,067
2.63%, 8/15/20			120,000		132,956
					17,289,264
Utilities—.6%
Duke Energy Carolinas,
First Mortgage Bonds	5.25	1/15/18	95,000		114,133
Enel Finance International,
Gtd. Bonds	6.25	9/15/17	345,000	[a]	382,620
Exelon Generation,
Sr. Unscd. Notes	6.25	10/1/39	315,000		366,834
Iberdrola International,
Gtd. Notes	6.75	7/15/36	30,000		32,559
Nevada Power,
Mortgage Notes	6.50	8/1/18	90,000		113,320
NiSource Finance,
Gtd. Notes	6.40	3/15/18	230,000		277,902
Sempra Energy,
Sr. Unscd. Notes	6.50	6/1/16	215,000		254,404
Sierra Pacific Power,
Mortgage Notes, Ser. P	6.75	7/1/37	25,000		35,369
					1,577,141
Total Bonds and Notes
(cost $73,554,846)					77,101,870

Common Stocks—68.2%	Shares		Value ($)
Consumer Discretionary—8.2%
American Eagle Outfitters	25,720		545,264
Cabela’s	16,350	[e]	781,039
Carnival	40,303		1,558,114
CBS, Cl. B	16,750		602,665
Delphi Automotive	35,450		1,204,946
Dollar General	21,220	[e]	1,061,000
Foot Locker	11,850		424,704
General Motors	15,210	[e]	393,635
Johnson Controls	33,650		926,721
Macy’s	22,820		883,134
Newell Rubbermaid	61,220		1,335,208
News, Cl. A	46,500		1,145,760
Omnicom Group	17,340		862,492
PulteGroup	13,770	[e]	231,474
PVH	15,410		1,765,832
Robert Half International	36,520		1,032,055
Time Warner	27,956		1,322,319
Toll Brothers	7,230	[e]	230,203
Viacom, Cl. B	17,870		922,271
Walt Disney	61,980		3,077,927
			20,306,763
Consumer Staples—5.3%
Beam	6,940		389,403
Coca-Cola Enterprises	22,160		690,949
ConAgra Foods	61,140		1,825,640
CVS Caremark	14,431		671,186
Dean Foods	71,460	[e]	1,224,824
Dr. Pepper Snapple Group	8,740		391,989

The Fund 19

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Consumer Staples (continued)
Kraft Foods Group	19,600	[e]	886,312
Lowe’s	13,770		496,959
Mondelez International	19,830		513,399
PepsiCo	19,285		1,354,000
Philip Morris International	27,780		2,496,866
Unilever, ADR	58,280		2,235,038
			13,176,565
Energy—8.7%
Anadarko Petroleum	22,798		1,668,586
Apache	7,380		568,924
Cameron International	32,249	[e]	1,739,834
Chevron	23,784		2,513,731
Ensco, Cl. A	17,400		1,013,202
EOG Resources	25,061		2,947,675
Hess	17,130		849,819
Marathon Petroleum	7,690		457,863
National Oilwell Varco	27,330		1,866,639
Occidental Petroleum	41,860		3,148,291
Pentair	2,874		139,360
Phillips 66	14,720		770,886
Schlumberger	17,530		1,255,499
TransCanada	18,510		851,275
Valero Energy	58,410		1,884,307
			21,675,891
Exchange-Traded Funds—1.1%
iShares Russell 1000 Value Index Fund	3,987		286,067
Standard & Poor’s Depository
Receipts S&P 500 ETF Trust	16,890		2,400,913
			2,686,980
Financial—15.5%
Affiliated Managers Group	8,766	[e]	1,129,674
American Express	20,690		1,156,571
American International Group	37,100	[e]	1,229,123
American Tower	8,130		609,181
Ameriprise Financial	37,120		2,252,070
Aon	16,048		911,526

Common Stocks (continued)	Shares		Value ($)
Financial (continued)
Bank of America	66,570		656,380
Capital One Financial	32,080		1,847,808
CBRE Group, Cl. A	48,100	[e]	910,533
Chubb	32,060		2,468,299
Citigroup	50,793		1,755,914
Comerica	28,030		829,408
Discover Financial Services	29,910		1,244,555
Fifth Third Bancorp	44,450		650,748
Franklin Resources	4,780		631,056
Goldman Sachs Group	10,210		1,202,636
IntercontinentalExchange	6,220	[e]	821,973
Invesco	18,460		461,315
JPMorgan Chase & Co.	72,324		2,971,070
Marsh & McLennan	37,500		1,320,750
MetLife	33,887		1,124,710
Moody’s	51,840		2,518,387
NASDAQ OMX Group	14,370		348,185
PNC Financial Services Group	14,000		785,960
Prudential Financial	13,770		717,692
SunTrust Banks	16,280		442,002
T. Rowe Price Group	6,890		445,576
TD Ameritrade Holding	39,080		633,096
U.S. Bancorp	44,940		1,449,764
Wells Fargo & Co.	149,622		4,939,022
			38,464,984
Health Care—10.6%
Baxter International	17,880		1,184,908
Cigna	27,230		1,423,312
Covidien	26,971		1,567,285
Eli Lilly & Co.	12,940		634,578
Health Net	9,650	[e]	227,257
Humana	6,970		455,908
Johnson & Johnson	59,887		4,175,921
McKesson	16,430		1,552,142
Merck & Co.	105,940		4,693,142

The Fund 21

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Health Care (continued)
Mylan	26,860	[e]	730,055
Pfizer	276,047		6,906,696
Sanofi, ADR	47,970		2,140,421
Thermo Fisher Scientific	8,240		523,652
			26,215,277
Industrial—6.6%
ADT	5,987		274,803
Cummins	11,220		1,101,355
Eaton	42,770	[d]	2,230,883
FedEx	26,620		2,383,289
Fluor	18,800		997,904
General Electric	286,190		6,047,195
Honeywell International	18,100		1,110,073
JB Hunt Transport Services	13,330		792,469
Tyco International	11,985		340,014
Union Pacific	9,330		1,145,537
			16,423,522
Information Technology—9.7%
Alliance Data Systems	7,030	[d,e]	1,001,705
Apple	6,901		4,039,017
Ciena	57,720	[d,e]	858,874
Cisco Systems	84,170		1,591,655
Cognizant Technology Solutions, Cl. A	14,000	[e]	941,220
Corning	32,230		394,173
EMC	86,120	[e]	2,137,498
Google, Cl. A	607	[e]	423,911
International Business Machines	6,850		1,301,979

Common Stocks (continued)	Shares		Value ($)
Information Technology (continued)
Oracle	90,240		2,896,704
QUALCOMM	60,680		3,860,462
SanDisk	22,680	[e]	886,788
Skyworks Solutions	55,510	[e]	1,257,301
Texas Instruments	47,440		1,398,057
Vishay Intertechnology	30,830	[e]	299,051
VMware, Cl. A	7,750	[e]	704,863
			23,993,258
Materials—2.3%
Celanese, Ser. A	11,050		453,492
Eastman Chemical	7,890		480,107
International Paper	25,670		953,384
LyondellBasell Industries, Cl. A	35,990		1,789,783
Monsanto	13,410		1,228,222
Mosaic	7,350		397,341
Packaging Corp. of America	12,910		470,440
			5,772,769
Utilities—.2%
NRG Energy	29,030		612,533
Total Common Stocks
(cost $157,274,215)			169,328,542

Other Investment—.8%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,957,164)	1,957,164	[f]	1,957,164

The Fund 23

STATEMENT OF INVESTMENTS (continued)

Investment of Cash Collateral
for Securities Loaned—1.5%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $3,756,781)	3,756,781 [f]	3,756,781
Total Investments (cost $236,543,006)	101.5%	252,144,357
Liabilities, Less Cash and Receivables	(1.5%)	(3,798,485)
Net Assets	100.0%	248,345,872

ADR—American Depository Receipts
GO—General Obligation
REIT—Real Estate Investment Trust

a Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At November 30, 2012, these securities were valued at $6,390,266 or 2.6% of net assets.
b Variable rate security—interest rate subject to periodic change.
c The Federal Housing Finance Agency (“FHFA”) placed Federal Home Loan Mortgage Corporation and Federal
National Mortgage Association into conservatorship with FHFA as the conservator.As such, the FHFA oversees the continuing affairs of these companies.
d Security, or portion thereof, on loan.At November 30, 2012, the value of the fund’s securities on loan was
$10,167,672 and the value of the collateral held by the fund was $10,402,240, consisting of cash collateral of
$3,756,781 and U.S. Government & Agency securities valued at $6,645,459.
e Non-income producing security.
f Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Common Stocks	67.1	Exchange-Traded Funds	1.1
U.S. Government & Agencies	17.9	Foreign/Governmental	.4
Corporate Bonds	9.1	Muncipal Bonds	.2
Asset/Mortgage-Backed	3.4
Money Market Investments	2.3		101.5

† Based on net assets.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2012

				Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, vlaued at $10,167,672)—Note 1(c):
Unaffiliated issuers			230,829,061		246,430,412
Affiliated issuers				5,713,945	5,713,945
Cash denominated in foreign currencies				2,834	2,854
Receivable for investment securities sold					1,267,747
Dividends, interest and securities lending income receivable					948,676
Receivable for shares of Beneficial Interest subscribed					45,628
Prepaid expenses					83,242
					254,492,504
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)					249,437
Cash overdraft due to Custodian					1,129,467
Liability for securities on loan—Note 1(c)					3,756,781
Payable for investment securities purchased					782,097
Payable for shares of Beneficial Interest redeemed					85,983
Accrued expenses					142,867
					6,146,632
Net Assets ($)					248,345,872
Composition of Net Assets ($):
Paid-in capital					267,503,499
Accumulated undistributed investment income—net					2,303,938
Accumulated net realized gain (loss) on investments					(37,062,936)
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions					15,601,371
Net Assets ($)					248,345,872

Net Asset Value Per Share
	Class A	Class C	Class J	Class I	Class Z
Net Assets ($)	151,112,566	36,702,890	19,498,503	2,184,216	38,847,697
Shares Outstanding	8,382,667	2,045,618	1,079,739	120,834	2,165,450
Net Asset Value
Per Share ($)	18.03	17.94	18.06	18.08	17.94

See notes to financial statements.

The Fund 25

STATEMENT OF OPERATIONS

Year Ended November 30, 2012

Investment Income ($):
Income:
Cash dividends (net of $37,623 foreign taxes withheld at source):
Unaffiliated issuers	3,531,199
Affiliated issuers	2,422
Interest	2,526,676
Income from securities lending—Note 1(c)	24,779
Total Income	6,085,076
Expenses:
Management fee—Note 3(a)	2,035,054
Shareholder servicing costs—Note 3(c)	951,702
Distribution fees—Note 3(b)	287,749
Professional fees	97,963
Registration fees	91,805
Prospectus and shareholders’ reports	66,592
Custodian fees—Note 3(c)	47,682
Trustees’ fees and expenses—Note 3(d)	18,810
Loan commitment fees—Note 2	2,289
Interest expense—Note 2	81
Miscellaneous	50,840
Total Expenses	3,650,567
Less—reduction in expenses due to undertaking—Note 3(a)	(310,587)
Less—reduction in fees due to earnings credits—Note 3(c)	(1,212)
Net Expenses	3,338,768
Investment Income—Net	2,746,308
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions:
Long transactions	10,466,987
Short transactions	(28,241)
Net Realized Gain (Loss)	10,438,746
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	16,438,252
Net unrealized appreciation (depreciation) on securities sold short	12,735
Net Unrealized Appreciation (Depreciation)	16,450,987
Net Realized and Unrealized Gain (Loss) on Investments	26,889,733
Net Increase in Net Assets Resulting from Operations	29,636,041

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended November 30,
	2012 [a]	2011
Operations ($):
Investment income—net	2,746,308	3,127,871
Net realized gain (loss) on investments	10,438,746	15,713,297
Net unrealized appreciation
(depreciation) on investments	16,450,987	(7,546,546)
Net Increase (Decrease) in Net Assets
Resulting from Operations	29,636,041	11,294,622
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(2,154,925)	(2,149,352)
Class C Shares	(212,238)	(273,965)
Class J Shares	(340,289)	(376,803)
Class I Shares	(35,192)	(41,424)
Class Z Shares	(560,934)	(654,539)
Total Dividends	(3,303,578)	(3,496,083)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	9,515,684	37,041,200
Class B Shares	—	107,300
Class C Shares	818,506	1,450,159
Class J Shares	469,033	950,777
Class I Shares	340,527	192,104
Class Z Shares	1,314,430	1,535,503
Dividends reinvested:
Class A Shares	1,948,618	1,923,684
Class C Shares	165,567	217,538
Class J Shares	327,476	363,783
Class I Shares	30,375	35,551
Class Z Shares	539,967	630,583
Cost of shares redeemed:
Class A Shares	(27,367,774)	(33,692,275)
Class B Shares	(5,366,168)	(33,448,803)
Class C Shares	(6,388,768)	(9,298,661)
Class J Shares	(4,864,374)	(4,298,617)
Class I Shares	(492,972)	(684,108)
Class Z Shares	(6,797,885)	(7,393,539)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(35,807,758)	(44,367,821)
Total Increase (Decrease) in Net Assets	(9,475,295)	(36,569,282)
Net Assets ($):
Beginning of Period	257,821,167	294,390,449
End of Period	248,345,872	257,821,167
Undistributed investment income—net	2,303,938	2,711,079

The Fund 27

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Year Ended November 30,
	2012 [a]	2011
Capital Share Transactions:
Class Ab
Shares sold	559,569	2,193,958
Shares issued for dividends reinvested	121,258	115,897
Shares redeemed	(1,596,638)	(2,006,947)
Net Increase (Decrease) in Shares Outstanding	(915,811)	302,908
Class Bb
Shares sold	—	6,284
Shares redeemed	(318,052)	(1,984,512)
Net Increase (Decrease) in Shares Outstanding	(318,052)	(1,978,228)
Class C
Shares sold	48,040	85,908
Shares issued for dividends reinvested	10,271	13,083
Shares redeemed	(374,868)	(557,769)
Net Increase (Decrease) in Shares Outstanding	(316,557)	(458,778)
Class J
Shares sold	27,484	56,555
Shares issued for dividends reinvested	20,365	21,915
Shares redeemed	(283,455)	(252,448)
Net Increase (Decrease) in Shares Outstanding	(235,606)	(173,978)
Class I
Shares sold	19,978	11,297
Shares issued for dividends reinvested	1,889	2,140
Shares redeemed	(28,966)	(40,044)
Net Increase (Decrease) in Shares Outstanding	(7,099)	(26,607)
Class Z
Shares sold	76,955	92,232
Shares issued for dividends reinvested	33,727	38,148
Shares redeemed	(399,230)	(442,852)
Net Increase (Decrease) in Shares Outstanding	(288,548)	(312,472)

a Effective as of the close of business on March 13, 2012, the fund no longer offers Class B shares.
b During the period ended November 30, 2012, 199,789 Class B shares representing $3,344,201 were automatically converted to 200,606 Class A shares and during the period ended November 30, 2011, 1,208,900
Class B shares representing $20,398,678 were automatically converted to 1,206,723 Class A shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended November 30,
Class A Shares	2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value, beginning of period	16.26	15.94	14.96	12.47	21.28
Investment Operations:
Investment income—net[a]	.21	.21	.21	.25	.34
Net realized and unrealized
gain (loss) on investments	1.79	.35	1.03	2.62	(5.62)
Total from Investment Operations	2.00	.56	1.24	2.87	(5.28)
Distributions:
Dividends from investment income—net	(.23)	(.24)	(.26)	(.38)	(.39)
Dividends from net realized
gain on investments	—	—	—	—	(3.14)
Total Distributions	(.23)	(.24)	(.26)	(.38)	(3.53)
Net asset value, end of period	18.03	16.26	15.94	14.96	12.47
Total Return (%)[b]	12.50	3.46	8.38	23.77	(29.77)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.37	1.36	1.37	1.45	1.29
Ratio of net expenses
to average net assets	1.20	1.20	1.16	1.12	1.18
Ratio of net investment income
to average net assets	1.19	1.23	1.33	1.89	2.04
Portfolio Turnover Rate	117.20	99.71 [c]	103.49	134.74	138.66
Net Assets, end of period ($ x 1,000)	151,113	151,210	143,378	115,445	73,441

a Based on average shares outstanding at each month end.
b Exclusive of sales charge.
c The portfolio turnover rate excluding mortgage dollar roll transactions for the period ended November 30, 2011 was 97.61%.

See notes to financial statements.

The Fund 29

FINANCIAL HIGHLIGHTS (continued)

		Year Ended November 30,
Class C Shares	2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value, beginning of period	16.17	15.84	14.88	12.38	21.10
Investment Operations:
Investment income—net[a]	.08	.08	.09	.15	.22
Net realized and unrealized
gain (loss) on investments	1.78	.35	1.02	2.61	(5.59)
Total from Investment Operations	1.86	.43	1.11	2.76	(5.37)
Distributions:
Dividends from investment income—net	(.09)	(.10)	(.15)	(.26)	(.21)
Dividends from net realized
gain on investments	—	—	—	—	(3.14)
Total Distributions	(.09)	(.10)	(.15)	(.26)	(3.35)
Net asset value, end of period	17.94	16.17	15.84	14.88	12.38
Total Return (%)[b]	11.58	2.70	7.50	22.68	(30.22)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.08	2.04	2.05	2.12	2.01
Ratio of net expenses
to average net assets	1.95	1.94	1.91	1.88	1.90
Ratio of net investment income
to average net assets	.44	.48	.58	1.16	1.32
Portfolio Turnover Rate	117.20	99.71 [c]	103.49	134.74	138.66
Net Assets, end of period ($ x 1,000)	36,703	38,205	44,683	50,170	44,224

a Based on average shares outstanding at each month end.
b Exclusive of sales charge.
c The portfolio turnover rate excluding mortgage dollar roll transactions for the period ended November 30, 2011 was 97.61%.

See notes to financial statements.

		Year Ended November 30,
Class J Shares	2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value, beginning of period	16.29	15.96	14.97	12.52	21.38
Investment Operations:
Investment income—net[a]	.23	.23	.22	.26	.40
Net realized and unrealized
gain (loss) on investments	1.80	.36	1.03	2.63	(5.65)
Total from Investment Operations	2.03	.59	1.25	2.89	(5.25)
Distributions:
Dividends from investment income—net	(.26)	(.26)	(.26)	(.44)	(.47)
Dividends from net realized
gain on investments	—	—	—	—	(3.14)
Total Distributions	(.26)	(.26)	(.26)	(.44)	(3.61)
Net asset value, end of period	18.06	16.29	15.96	14.97	12.52
Total Return (%)	12.67	3.64	8.50	23.81	(29.53)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.06	1.03	1.02	1.06	.99
Ratio of net expenses
to average net assets	1.06	1.03	1.02	1.05	.88
Ratio of net investment income
to average net assets	1.33	1.39	1.46	1.99	2.34
Portfolio Turnover Rate	117.20	99.71 [b]	103.49	134.74	138.66
Net Assets, end of period ($ x 1,000)	19,499	21,430	23,767	25,858	27,178

a Based on average shares outstanding at each month end.
b The portfolio turnover rate excluding mortgage dollar roll transactions for the period ended November 30, 2011 was 97.61%.

See notes to financial statements.

The Fund 31

FINANCIAL HIGHLIGHTS (continued)

		Year Ended November 30,
Class I Shares	2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value, beginning of period	16.31	15.97	14.97	12.47	21.28
Investment Operations:
Investment income—net[a]	.25	.25	.24	.36	.37
Net realized and unrealized
gain (loss) on investments	1.80	.36	1.03	2.56	(5.61)
Total from Investment Operations	2.05	.61	1.27	2.92	(5.24)
Distributions:
Dividends from investment income—net	(.28)	(.27)	(.27)	(.42)	(.43)
Dividends from net realized
gain on investments	—	—	—	—	(3.14)
Total Distributions	(.28)	(.27)	(.27)	(.42)	(3.57)
Net asset value, end of period	18.08	16.31	15.97	14.97	12.47
Total Return (%)	12.75	3.77	8.64	24.15	(29.57)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.09	1.04	1.04	1.20	1.07
Ratio of net expenses
to average net assets	.95	.94	.90	.85	.96
Ratio of net investment income
to average net assets	1.45	1.48	1.58	2.63	2.25
Portfolio Turnover Rate	117.20	99.71 [b]	103.49	134.74	138.66
Net Assets, end of period ($ x 1,000)	2,184	2,086	2,468	2,128	274

a Based on average shares outstanding at each month end.
b The portfolio turnover rate excluding mortgage dollar roll transactions for the period ended November 30, 2011 was 97.61%.

See notes to financial statements.

		Year Ended November 30,
Class Z Shares	2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value, beginning of period	16.20	15.88	14.90	12.46	21.30
Investment Operations:
Investment income—net[a]	.19	.21	.21	.24	.37
Net realized and unrealized
gain (loss) on investments	1.78	.35	1.03	2.62	(5.61)
Total from Investment Operations	1.97	.56	1.24	2.86	(5.24)
Distributions:
Dividends from investment income—net	(.23)	(.24)	(.26)	(.42)	(.46)
Dividends from net realized
gain on investments	—	—	—	—	(3.14)
Total Distributions	(.23)	(.24)	(.26)	(.42)	(3.60)
Net asset value, end of period	17.94	16.20	15.88	14.90	12.46
Total Return (%)	12.34	3.49	8.43	23.63	(29.61)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.28	1.19	1.12	1.18	1.09
Ratio of net expenses
to average net assets	1.28	1.19	1.12	1.16	.98
Ratio of net investment income
to average net assets	1.11	1.23	1.37	1.88	2.24
Portfolio Turnover Rate	117.20	99.71 [b]	103.49	134.74	138.66
Net Assets, end of period ($ x 1,000)	38,848	39,744	43,924	47,532	44,768

a Based on average shares outstanding at each month end.
b The portfolio turnover rate excluding mortgage dollar roll transactions for the period ended November 30, 2011 was 97.61%.

See notes to financial statements.

The Fund 33

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Balanced Opportunity Fund (the “fund”) is the sole series of Dreyfus Manager Funds II (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek a high total return through a combination of capital appreciation and current income.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class J, Class I and Class Z. Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class J, Class I and Class Z shares are sold at net asset value per share. Class I shares are sold only to institutional investors and Class J and Class Z shares are closed to new investors. Class B shares were subject to a CDSC imposed on Class B share redemptions made within six years of purchase and automatically converted to Class A shares after six years.The fund no longer offers Class B shares. Effective March 13, 2012, all outstanding Class B shares were automatically converted to Class A shares. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operation; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not

The Fund 35

NOTES TO FINANCIAL STATEMENTS (continued)

orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

Investments in debt securities excluding short-term investments (other than U.S.Treasury Bills), are valued each business day by an indepen-

dent pricing service (the “Service”) approved by the Company’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

The Fund 37

NOTES TO FINANCIAL STATEMENTS (continued)

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

The following is a summary of the inputs used as of November 30, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	—	4,230,185	—	4,230,185
Commercial
Mortgage-Backed	—	4,129,159	—	4,129,159
Corporate Bonds†	—	22,830,370	—	22,830,370
Equity Securities—
Domestic
Common Stocks†	160,401,626	—	—	160,401,626
Equity Securities—
Foreign
Common Stocks†	6,239,936	—	—	6,239,936
Exchange-Traded
Funds	2,686,980	—	—	2,686,980
Foreign Government	—	894,598	—	894,598
Municipal Bonds	—	616,409	—	616,409
Mutual Funds	5,713,945	—	—	5,713,945
Residential
Mortgage-Backed	—	82,016	—	82,016
U.S. Government
Agencies/
Mortgage-Backed	—	27,029,869	—	27,029,869
U.S. Treasury	—	17,289,264	—	17,289,264

† See Statement of Investments for additional detailed categorizations.

At November 30, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all

The Fund 39

NOTES TO FINANCIAL STATEMENTS (continued)

income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended November 30, 2012, The Bank of New York Mellon earned $10,620 from lending portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act. Investments in affiliated investment companies for the period ended November 30, 2012 were as follows:

Affiliated
Investment	Value				Value	Net
Company	11/30/2011	($)	Purchases ($)	Sales ($)	11/30/2012($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	4,922,203		63,869,230	66,834,269	1,957,164.8
Dreyfus
Institutional
Cash
Advantage
Fund	3,411,513		64,507,882	64,162,614	3,756,781	1.5
Total	8,333,716		128,377,112	130,996,883	5,713,945	2.3

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended November 30, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended November 30, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At November 30, 2012, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $2,303,938, accumulated capital losses $35,108,911 and unrealized appreciation $13,647,346.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to November 30, 2012. If not applied, $3,291,121

The Fund 41

NOTES TO FINANCIAL STATEMENTS (continued)

of the carryover expires in fiscal year 2016, $31,310,452 expires in fiscal year 2017, $359,386 expires in fiscal year 2018 and $147,952 expires in fiscal year 2019.

The tax character of distributions paid to shareholders during the fiscal periods ended November 30, 2012 and November 30, 2011 were as follows: ordinary income $3,303,578 and $3,496,083, respectively.

During the period ended November 30, 2012, as a result of permanent book to tax differences, primarily due to the tax treatment for paydown gains and losses on mortgage-backed securities and consent fees, the fund increased accumulated undistributed investment income-net by $150,129 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $210 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 10, 2012, the unsecured credit facility with Citibank, N.A., was $225 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended November 30, 2012, was approximately $6,800 with a related weighted average annualized interest rate of 1.18%.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .80% of the value of the fund’s average daily net assets and is payable monthly.The Manager has contractually agreed, from December 1, 2011 through April 1, 2013, to waive receipt of its fees and/or assume the expenses of the fund, so that the net operating expenses of the fund’s Class A, C and I shares (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed an annual rate of .95% of the value of the average daily net assets of their class. The reduction in expenses, pursuant to the undertaking, amounted to $310,587 during the period ended November 30, 2012.

During the period ended November 30, 2012, the Distributor retained $11,074 from commissions earned on sales of the fund’s Class A shares and $282 and $2,048 from CDSCs on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class B shares paid and Class C shares pay the Distributor for distributing their shares at an annual rate of .75% of the value of the average daily net assets of Class B and Class C shares. During the period ended November 30, 2012, Class B and Class C shares were charged $6,148 and $281,601, respectively, pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay and Class B shares paid the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended November 30, 2012, Class A, Class B and Class C shares were charged $383,227, $2,050 and $93,867, respectively, pursuant to the Shareholder Services Plan.

The Fund 43

NOTES TO FINANCIAL STATEMENTS (continued)

Under the Shareholder Services Plan with respect to Class Z (“Class Z Shareholder Services Plan”), Class Z shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2012, Class Z shares were charged $60,573, pursuant to the Class Z Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency services for the fund and, since May 29, 2012, cash management services related to fund subscriptions and redemptions. During the period ended November 30, 2012, the fund was charged $158,080 for transfer agency services and $6,002 for cash management services. Cash management fees were partially offset by earnings credits of $748.These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensatesThe Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund. During the period ended November 30, 2012, the fund was charged $47,682 pursuant to the custody agreement.

Prior to May 29, 2012, the fund compensated The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended November 30, 2012, the fund was charged $12,668 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $464.

During the period ended November 30, 2012, the fund was charged $8,650 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $161,318, Distribution Plan fees $22,347, Shareholder Services Plan fees $38,084, custodian fees $16,011, Chief Compliance Officer fees $3,318 and transfer agency fees $34,530, which are offset against an expense reimbursement currently in effect in the amount of $26,171.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities and securities sold short, excluding short-term securities, during the period ended November 30, 2012 was as follows:

	Purchases ($)	Sales ($)
Long transactions	295,398,327	332,108,034
Short sale transactions	6,401,622	—
Total	301,799,949	332,108,034

Short Sales: The fund is engaged in short-selling which obligates the fund to replace the security borrowed by purchasing the security at current market value.The fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The fund realizes a gain if the price of the security declines between those dates. Until the fund

The Fund 45

NOTES TO FINANCIAL STATEMENTS (continued)

replaces the borrowed security, the fund will maintain daily a segregated account with a broker or custodian of permissible liquid assets sufficient to cover its short positions. At November 30, 2012, there were no securities sold short.

At November 30, 2012, the cost of investments for federal income tax purposes was $238,497,031; accordingly, accumulated net unrealized appreciation on investments was $13,647,326, consisting of $21,342,948 gross unrealized appreciation and $7,695,622 gross unrealized depreciation.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees
Dreyfus Balanced Opportunity Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Balanced Opportunity Fund (the sole series comprising Dreyfus Manager Funds II) as of November 30, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2012 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Balanced Opportunity Fund at November 30, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
January 28, 2013

The Fund 47

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes the fund hereby reports 94.30% of the ordinary dividends paid during the fiscal year ended November 30, 2012 as qualifying for the corporate dividends received deduction.Also certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $3,303,578 represents the maximum amount that may be considered qualified dividend income. Shareholders will receive notification in early 2013 of the percentage applicable to the preparation of their 2012 income tax returns.

PROXY RESULTS (Unaudited)

The Company held a special meeting of shareholders on August 3, 2012.The proposal considered at the meeting, and the results, are as follows:

		Shares
	Votes For		Authority Withheld
To elect additional Board Members:
Lynn Martin†	10,608,413		406,727
Robin A. Melvin†	10,629,072		386,068
Philip L. Toia†	10,591,829		423,311

† Each new Board Member’s term commenced on September 1, 2012.

In addition Peggy C. Davis, Joseph S. DiMartino, David P. Feldman, Ehud Houminer and Dr. Martin Peretz continue as Board Members of the Company.

The Fund 49

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (69)
Chairman of the Board (2003)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
No. of Portfolios for which Board Member Serves: 157
———————
Peggy C. Davis (69)
Board Member (2006)
Principal Occupation During Past 5Years:
• Shad Professor of Law, New York University School of Law (1983-present)
No. of Portfolios for which Board Member Serves: 63
———————
David P. Feldman (73)
Board Member (2003)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• BBH Mutual Funds Group (4 registered mutual funds), Director (1992-present)
• QMed, Inc. a healthcare company, Director (1999-2007)
No. of Portfolios for which Board Member Serves: 46
———————
Ehud Houminer (72)
Board Member (2006)
Principal Occupation During Past 5Years:
• Executive-in-Residence at the Columbia Business School, Columbia University (1992-present)
Other Public Company Board Memberships During Past 5Years:
• Avnet Inc., an electronics distributor, Director (1993-2012)
No. of Portfolios for which Board Member Serves: 73

Lynn Martin (72)
Board Member (2012)
Principal Occupation During Past 5Years:
• President of The Martin Hall Group LLC, a human resources consulting firm, from January
2005-present
Other Public Company Board Memberships During Past 5Years:
• AT&T Inc., a telecommunications company, Director (1999-2012)
• Ryder System, Inc., a supply chain and transportation management company, Director (1993-2012)
• The Proctor & Gamble Co., a consumer products company, Director (1994-2009)
• Constellation Energy Group Inc., Director (2003-2009)
No. of Portfolios for which Board Member Serves: 46
———————
Robin A. Melvin (49)
Board Member (2012)
Principal Occupation During Past 5Years:
• Director, Boisi Family Foundation, a private family foundation that supports youth-serving orga-
nizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)
No. of Portfolios for which Board Member Serves: 100
———————
Dr. Martin Peretz (73)
Board Member (2006)
Principal Occupation During Past 5Years:
• Editor-in-Chief Emeritus of The New Republic Magazine (2010-present) (previously,
Editor-in-Chief, 1974-2010)
• Director of TheStreet.com, a financial information service on the web (1996-present)
No. of Portfolios for which Board Member Serves: 46
———————
Philip L. Toia (79)
Board Member (2012)
Principal Occupation During Past 5Years:
• Private Investor
No. of Portfolios for which Board Member Serves: 56
———————
Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork
10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.
James F. Henry, Emeritus Board Member
Dr. Paul A. Marks, Emeritus Board Member
Gloria Messinger, Emeritus Board Member

The Fund 51

OFFICERS OF THE FUND (Unaudited)

The Fund 53

Item 2.                        Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.                        Audit Committee Financial Expert.

The Registrant's Board has determined that Mr. David P. Feldman, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").  Mr. David P. Feldman is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.                        Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $35,820 in 2011 and $37,074 in 2012.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $6,000in 2011 and $12,000 in 2012.  These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2011 an $0 in 2012.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $2,460 in 2011 and $4,382 in 2012.  These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2011 and $0 in 2012.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $98 in 2011 and $1,014 in 2012.  [These services consisted of a review of the Registrant's anti-money laundering program].

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2011 and $200,000 in 2012.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $19,415,177 in 2011 and $50,505,978 in 2012.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.             Audit Committee of Listed Registrants.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 6.            Investments.

(a)                    Not applicable.

Item 7.            Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 8.            Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]

Item 9.            Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 10.          Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.          Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.          Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Manager Funds II

By: /s/Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	January 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	January 24, 2013

By: /s/James Windels
James Windels, Treasurer
Date:	January 24, 2013

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)